Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.90%
Aerospace & Defense–2.39%
General Electric Co.	102,788	$19,383,761
Textron, Inc.	175,816	15,573,781
		34,957,542
Air Freight & Logistics–1.76%
FedEx Corp.(b)	94,171	25,772,719
Asset Management & Custody Banks–1.67%
State Street Corp.	277,277	24,530,696
Brewers–0.11%
Anheuser-Busch InBev S.A./N.V. (Belgium)	24,873	1,648,263
Broadline Retail–1.16%
eBay, Inc.(b)	261,677	17,037,790
Building Products–1.84%
Johnson Controls International PLC	347,646	26,980,806
Cable & Satellite–2.24%
Charter Communications, Inc., Class A(b)(c)	56,735	18,386,679
Comcast Corp., Class A	345,745	14,441,768
		32,828,447
Casinos & Gaming–1.32%
Las Vegas Sands Corp.	384,821	19,371,889
Communications Equipment–2.85%
Cisco Systems, Inc.	568,512	30,256,209
F5, Inc.(c)	52,586	11,579,437
		41,835,646
Construction Machinery & Heavy Transportation Equipment– 2.73%
Caterpillar, Inc.	54,474	21,305,871
Wabtec Corp.	102,865	18,697,771
		40,003,642
Diversified Banks–8.89%
Bank of America Corp.	1,036,200	41,116,416
Citigroup, Inc.	340,129	21,292,075
Fifth Third Bancorp	525,818	22,526,043
Wells Fargo & Co.	801,707	45,288,429
		130,222,963
Electrical Components & Equipment–2.95%
Eaton Corp. PLC	63,701	21,113,059
Emerson Electric Co.	201,929	22,084,975
		43,198,034
Fertilizers & Agricultural Chemicals–2.25%
CF Industries Holdings, Inc.	187,999	16,130,314
Corteva, Inc.	287,445	16,898,892
		33,029,206
Shares		Value
Food Distributors–1.51%
Sysco Corp.(b)	283,158	$22,103,314
Health Care Distributors–0.95%
Henry Schein, Inc.(c)	190,290	13,872,141
Health Care Equipment–3.27%
Baxter International, Inc.(b)	204,626	7,769,649
Becton, Dickinson and Co.	70,546	17,008,641
GE HealthCare Technologies, Inc.	84,685	7,947,687
Medtronic PLC	169,393	15,250,452
		47,976,429
Health Care Services–1.48%
CVS Health Corp.	345,543	21,727,744
Health Care Supplies–0.33%
DENTSPLY SIRONA, Inc.(b)	177,587	4,805,504
Household Products–2.63%
Kimberly-Clark Corp.	133,090	18,936,045
Reckitt Benckiser Group PLC (United Kingdom)	320,738	19,624,097
		38,560,142
Integrated Oil & Gas–4.97%
Chevron Corp.	185,116	27,262,033
Exxon Mobil Corp.	159,773	18,728,591
Suncor Energy, Inc. (Canada)	725,416	26,782,359
		72,772,983
Interactive Media & Services–4.13%
Alphabet, Inc., Class A	174,835	28,996,385
Meta Platforms, Inc., Class A	55,088	31,534,575
		60,530,960
Investment Banking & Brokerage–1.94%
Goldman Sachs Group, Inc. (The)	36,275	17,960,115
Morgan Stanley	100,614	10,488,004
		28,448,119
IT Consulting & Other Services–2.05%
Cognizant Technology Solutions Corp., Class A	226,154	17,454,566
DXC Technology Co.(c)	606,380	12,582,385
		30,036,951
Life & Health Insurance–1.09%
MetLife, Inc.	194,215	16,018,853
Managed Health Care–3.13%
Elevance Health, Inc.	62,626	32,565,520
Humana, Inc.	42,124	13,342,356
		45,907,876
Movies & Entertainment–1.65%
Walt Disney Co. (The)	176,373	16,965,319
Warner Bros. Discovery, Inc.(c)	872,441	7,197,638
		24,162,957

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Multi-line Insurance–1.49%
American International Group, Inc.	298,960	$21,892,841
Multi-Utilities–1.49%
Dominion Energy, Inc.(b)	376,595	21,763,425
Oil & Gas Equipment & Services–0.40%
Tenaris S.A.	364,506	5,785,397
Oil & Gas Exploration & Production–2.30%
ConocoPhillips	91,174	9,598,799
EQT Corp.	41,062	1,504,512
Hess Corp.	74,844	10,163,815
Marathon Oil Corp.	469,054	12,490,908
		33,758,034
Oil & Gas Storage & Transportation–0.92%
Cheniere Energy, Inc.	74,727	13,438,904
Packaged Foods & Meats–1.20%
Kraft Heinz Co. (The)	352,813	12,387,264
Tyson Foods, Inc., Class A	87,451	5,208,582
		17,595,846
Paper & Plastic Packaging Products & Materials–0.94%
International Paper Co.(b)	281,790	13,765,442
Pharmaceuticals–6.64%
AstraZeneca PLC (United Kingdom)	108,682	16,931,178
Bristol-Myers Squibb Co.	205,393	10,627,034
Johnson & Johnson	151,802	24,601,032
Merck & Co., Inc.	154,994	17,601,118
Sanofi S.A., ADR	478,906	27,599,353
		97,359,715
Property & Casualty Insurance–1.03%
Allstate Corp. (The)	79,869	15,147,156
Regional Banks–4.18%
Citizens Financial Group, Inc.	545,388	22,399,085
Huntington Bancshares, Inc.	1,386,295	20,378,536
M&T Bank Corp.	103,322	18,403,715
		61,181,336
Restaurants–1.36%
Starbucks Corp.	203,813	19,869,729
Semiconductors–3.16%
Intel Corp.	486,092	11,403,718
Shares		Value
Semiconductors–(continued)
NXP Semiconductors N.V. (China)	79,628	$19,111,516
QUALCOMM, Inc.	92,692	15,762,275
		46,277,509
Soft Drinks & Non-alcoholic Beverages–1.97%
Coca-Cola Co. (The)	142,717	10,255,644
Keurig Dr Pepper, Inc.	495,295	18,563,656
		28,819,300
Systems Software–2.65%
Microsoft Corp.	90,281	38,847,914
Telecom Tower REITs–0.43%
SBA Communications Corp., Class A	26,304	6,331,373
Tobacco–2.65%
Philip Morris International, Inc.	320,351	38,890,611
Wireless Telecommunication Services–0.80%
T-Mobile US, Inc.	56,586	11,677,087
Total Common Stocks & Other Equity Interests (Cost $883,726,298)		1,390,743,235
Money Market Funds–5.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	26,985,780	26,985,780
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	50,115,606	50,115,606
Total Money Market Funds (Cost $77,101,386)		77,101,386
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $960,827,684)		1,467,844,621
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.98%
Invesco Private Government Fund, 4.96%(d)(e)(f)	20,240,126	20,240,126
Invesco Private Prime Fund, 5.02%(d)(e)(f)	52,733,629	52,754,722
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,996,759)		72,994,848
TOTAL INVESTMENTS IN SECURITIES–105.14% (Cost $1,033,824,443)		1,540,839,469
OTHER ASSETS LESS LIABILITIES—(5.14)%		(75,322,390)
NET ASSETS–100.00%		$1,465,517,079
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,988,033	$82,011,061	$(59,013,314)	$-	$-	$26,985,780	$532,478
Invesco Liquid Assets Portfolio, Institutional Class	2,851,477	44,744,129	(47,591,881)	(856)	(2,869)	-	242,050
Invesco Treasury Portfolio, Institutional Class	4,557,752	122,692,588	(77,134,734)	-	-	50,115,606	747,373
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,180,876	207,511,268	(205,452,018)	-	-	20,240,126	373,949*
Invesco Private Prime Fund	46,750,825	477,677,374	(471,659,067)	(8,342)	(6,068)	52,754,722	1,001,236*
Total	$76,328,963	$934,636,420	$(860,851,014)	$(9,198)	$(8,937)	$150,096,234	$2,897,086

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/11/2024	Canadian Imperial Bank of Commerce	EUR	331,770	USD	369,979	$538
10/11/2024	Deutsche Bank AG	CAD	19,477,222	USD	14,426,248	21,633
10/11/2024	Deutsche Bank AG	USD	914,825	CAD	1,239,986	2,222
10/11/2024	Deutsche Bank AG	USD	475,405	GBP	362,209	8,849
10/11/2024	Goldman Sachs International	GBP	286,611	USD	383,360	177
10/11/2024	Royal Bank of Canada	EUR	584,144	USD	653,237	2,765
Subtotal—Appreciation						36,184
Currency Risk
10/11/2024	Canadian Imperial Bank of Commerce	EUR	330,132	USD	364,450	(3,167)
10/11/2024	Canadian Imperial Bank of Commerce	USD	393,443	GBP	293,321	(1,289)
10/11/2024	Deutsche Bank AG	EUR	13,735,317	USD	15,256,984	(37,934)
10/11/2024	Deutsche Bank AG	GBP	14,227,937	USD	18,722,809	(299,185)
10/11/2024	Goldman Sachs International	EUR	427,981	USD	476,290	(288)
10/11/2024	Royal Bank of Canada	CAD	586,450	USD	431,952	(1,764)
10/11/2024	Royal Bank of Canada	EUR	301,642	USD	332,636	(3,257)
10/11/2024	Royal Bank of Canada	USD	694,470	CAD	937,745	(948)
Subtotal—Depreciation						(347,832)
Total Forward Foreign Currency Contracts						$(311,648)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,346,754,300	$43,988,935	$—	$1,390,743,235
Money Market Funds	77,101,386	72,994,848	—	150,096,234
Total Investments in Securities	1,423,855,686	116,983,783	—	1,540,839,469
Other Investments - Assets*
Forward Foreign Currency Contracts	—	36,184	—	36,184
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(347,832)	—	(347,832)
Total Other Investments	—	(311,648)	—	(311,648)
Total Investments	$1,423,855,686	$116,672,135	$—	$1,540,527,821

*	Unrealized appreciation (depreciation).
Invesco V.I. Comstock Fund